Annual Fund Operating Expenses - Western Asset Macro Opportunities Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.59%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	2.31%
Class FI
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.62%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.32%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.22%
Class A2
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.65%